Supplementary cash flow information - Interest and income taxes paid and received (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Cash Flow Statement [Abstract]
Interest paid	$ 180,453	$ 102,108
Interest received	5,116	3,080
Income taxes paid	$ 390,867	$ 386,953